CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' DEFICIT ¥ in Thousands, $ in Thousands	CNY (¥)	USD ($)	Ordinary share CNY (¥) shares	Additional paid-in capital CNY (¥)	Accumulated other comprehensive income CNY (¥)	Accumulated deficit CNY (¥)	Total UXIN LIMITED shareholders' deficit CNY (¥)	Non-controlling interests CNY (¥)
Balance at Mar. 31, 2020	¥ (2,344,647)		¥ 581	¥ 13,036,989	¥ 106,764	¥ (15,488,827)	¥ (2,344,493)	¥ (154)
Balance (in shares) at Mar. 31, 2020 | shares			887,667,457
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments	110,983				110,983		110,983
Net loss	(421,231)					(421,222)	(421,222)	(9)
Issuance of ordinary shares due to exercise of the share option	1,911		¥ 2	1,909			1,911
Issuance of ordinary shares due to exercise of the share option (in shares) | shares			3,791,290
Issuance of Class A ordinary shares (Note 19)	169,499		¥ 57	169,442			169,499
Issuance of Class A ordinary shares (in shares) | shares			84,692,839
Share-based compensation	(19,122)			(19,122)			(19,122)
Conversion of convertible notes (Note 13)	506,752		¥ 93	506,659			506,752
Conversion of convertible notes (in shares) | shares			136,279,973
Balance at Mar. 31, 2021	(1,995,855)		¥ 733	13,695,877	217,747	(15,910,049)	(1,995,692)	(163)
Balance (in shares) at Mar. 31, 2021 | shares			1,112,431,559
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments	70,714				70,714		70,714
Net loss	(143,223)					(143,223)	(143,223)
Issuance of ordinary shares due to exercise of the share option	15,713		¥ 6	15,707			15,713
Issuance of ordinary shares due to exercise of the share option (in shares) | shares			7,432,870
Share-based compensation	26,534			26,534			26,534
Debt restructuring gain from equity holders of the Company (Note 13)	61,018			61,018			61,018
Contribution from a shareholder due to the Restructuring (Note 2.3)	8,000			8,000			8,000
Conversion of convertible notes (Note 13)	447,016		¥ 43	446,973			447,016
Conversion of convertible notes (in shares) | shares			66,990,291
Balance at Mar. 31, 2022	(1,510,083)		¥ 782	14,254,109	288,461	(16,053,272)	(1,509,920)	(163)
Balance (in shares) at Mar. 31, 2022 | shares			1,186,854,720
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Foreign currency translation adjustments	(68,276)	$ (9,942)			(68,276)		(68,276)
Net loss	(137,169)	(19,974)				(137,157)	(137,157)	(12)
Deemed dividend to preferred shareholders due to triggering of a down round feature	(755,635)			755,635		(755,635)
Issuance of ordinary shares due to exercise of the share option	43		¥ 2	41			43
Issuance of ordinary shares due to exercise of the share option (in shares) | shares			3,777,520
Issuance of Class A ordinary shares (Note 19)	394,727		¥ 22	394,705			394,727
Issuance of Class A ordinary shares (in shares) | shares			220,194,175
Share-based compensation	47,313			47,313			47,313
Balance at Mar. 31, 2023	¥ (1,273,445)	$ (185,428)	¥ 806	¥ 15,451,803	¥ 220,185	¥ (16,946,064)	¥ (1,273,270)	¥ (175)
Balance (in shares) at Mar. 31, 2023 | shares			1,410,826,415